Reconciliation of Operating Income (Loss) from Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Reportable segments operating income (loss)	$ 14,656	$ 90,194	$ (37,007)
Interest expense, net and amortization of deferred financing costs	(8,770)	(17,678)	(29,122)
Consolidated income (loss) before taxes	$ 5,886	$ 72,516	$ (66,129)